SCHEDULE OF ANTI-DILUTIVE IMPACT ON NET LOSSES (Details) (Parenthetical) - shares	Dec. 31, 2024	Aug. 29, 2024
Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant issued	51,000	51,000